COLLABORATION INTEREST-BEARING ADVANCED FUNDING (Tables)	3 Months Ended
Mar. 31, 2026
Disclosure of detailed information about borrowings [abstract]
Summary of Interest-Bearing Loans and Borrowings

	Effective interest rate (%)	March 31, 2026
		(In millions)
Current:
Collaboration Interest-bearing Advanced Funding	6.84%	$266.0